Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
The following table illustrates disclosed compensation from the Summary Compensation Table and compensation “actually paid” to our PEO and Non-PEO NEOs, as well as (i) our cumulative TSR performance, (ii) the TSR of the Dow Jones U.S. Real Estate Residential Index, (iii) our Net Income, and (iv) our Core FFO, our Company selected metric, for the years ended December 31, 2024, 2023, 2022, 2021 and 2020:

					Value of Initial Fixed $100 Investment(1) Based On:
Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs	Total Shareholder Return	Dow Jones U.S. Real Estate Residential Index	Net Income / (loss)(2)	Core FFO / Share
2024	$1,968,121	$(1,998,961)	$2,765,681	$1,908,646	$92.68	$118.20	$93,900,000	$6.81
2023	$10,946,746	$(21,335)	$2,844,291	$2,225,608	$97.75	$104.78	$(213,300,000)	$7.10
2022	$14,966,582	$(537,705)	$3,633,375	$650,211	$101.62	$97.44	$242,000,000	$7.35
2021	$13,828,288	$31,577,299	$4,197,956	$7,604,150	$145.84	$142.12	$380,200,000	$6.51
2020	$11,142,423	$9,511,035	$5,226,779	$5,220,325	$103.58	$89.74	$131,600,000	$5.09

Named Executive Officers, Footnote
Our PEO and Non-PEO NEOs included in the table above are as follows:

Year	PEO	Non-PEO NEOs
2024	Gary A. Shiffman	Fernando Castro-Caratini, Bruce D. Thelen, John B. McLaren, Aaron Weiss
2023	Gary A. Shiffman	Fernando Castro-Caratini, Bruce D. Thelen, Marc Farrugia, Aaron Weiss
2022	Gary A. Shiffman	Fernando Castro-Caratini, Karen J. Dearing, John B. McLaren, Bruce D. Thelen, Aaron Weiss
2021	Gary A. Shiffman	Karen J. Dearing, John B. McLaren, Bruce D. Thelen, Aaron Weiss
2020	Gary A. Shiffman	Karen J. Dearing, John B. McLaren, Bruce D. Thelen, Baxter R. Underwood

PEO Total Compensation Amount	$ 1,968,121	$ 10,946,746	$ 14,966,582	$ 13,828,288	$ 11,142,423
PEO Actually Paid Compensation Amount	$ (1,998,961)	(21,335)	(537,705)	31,577,299	9,511,035
Adjustment To PEO Compensation, Footnote
Differences in our summary compensation table amounts and compensation actually paid reflect the following:

Year	2024		2023		2022		2021		2020
	PEO	Non-PEO NEOs	PEO	Non-PEO NEOs	PEO	Non-PEO NEOs	PEO	Non-PEO NEOs	PEO	Non-PEO NEOs
Deduction for amounts reported under the “Stock Awards” in the summary compensation table	$(558,688)	$(2,027,585)	$(9,283,660)	$(1,918,623)	$(12,395,450)	$(2,284,748)	$(11,171,661)	$(2,877,390)	$(9,208,679)	$(4,361,230)
Increase based on ASC 718 fair value of awards granted during the year that remain unvested as of year end, determined as of year end	451,303	1,720,542	7,561,009	1,562,608	9,536,728	1,757,757	17,581,362	4,169,907	8,972,498	4,533,145
Increase based on ASC 718 fair value of awards granted during the year that vested during the year, determined as of vesting date	—	—	—	—	—	—	—	—	—	—
Increase / (deduction) for awards granted during prior year that were outstanding and unvested as of year end, determined based on change in ASC 718 fair value from prior year end to current year end	(4,431,955)	(673,926)	(8,671,507)	(356,644)	(10,955,590)	(2,231,046)	11,147,435	1,988,939	86,515	43,861
Increase / (deduction) for awards granted during prior year that vested during the year, determined based on change in ASC 718 fair value from prior year end to vesting date	(123,488)	(22,847)	(773,054)	(8,584)	(2,602,551)	(389,594)	(414,809)	(22,465)	(2,576,195)	(404,974)
Deduction of ASC 718 fair value of awards granted during prior year that were forfeited during current year, determined as of prior year end	—	—	(725,010)	—	—	—	(356,171)	(29,706)	—	—

Addition of any dividends or other earnings paid on equity awards during the year, prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the year	695,746	146,781	924,141	102,560	912,577	164,467	962,854	176,909	1,094,473	182,743
Total Adjustments	$(3,967,082)	$(857,035)	$(10,968,081)	$(618,683)	$(15,504,286)	$(2,983,164)	$17,749,010	$3,406,194	$(1,631,388)	$(6,455)
Our compensation "actually paid" is heavily influenced by the fair value of equity awards from year to year. As stock price volatility and fluctuations in the stock market impact the valuations of our awards, our resulting compensation “actually paid” to our PEO and our Non-PEO NEOs can be higher or lower (or even negative, as shown for 2022 through 2024), than the figures disclosed in the summary compensation table. This is particularly true for our PEO, whose equity awards made up approximately 82% of total compensation for 2020 through 2023, and therefore have a significant impact on our overall "actually paid" compensation.

Non-PEO NEO Average Total Compensation Amount	$ 2,765,681	2,844,291	3,633,375	4,197,956	5,226,779
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,908,646	2,225,608	650,211	7,604,150	5,220,325
Adjustment to Non-PEO NEO Compensation Footnote
Differences in our summary compensation table amounts and compensation actually paid reflect the following:

Year	2024		2023		2022		2021		2020
	PEO	Non-PEO NEOs	PEO	Non-PEO NEOs	PEO	Non-PEO NEOs	PEO	Non-PEO NEOs	PEO	Non-PEO NEOs
Deduction for amounts reported under the “Stock Awards” in the summary compensation table	$(558,688)	$(2,027,585)	$(9,283,660)	$(1,918,623)	$(12,395,450)	$(2,284,748)	$(11,171,661)	$(2,877,390)	$(9,208,679)	$(4,361,230)
Increase based on ASC 718 fair value of awards granted during the year that remain unvested as of year end, determined as of year end	451,303	1,720,542	7,561,009	1,562,608	9,536,728	1,757,757	17,581,362	4,169,907	8,972,498	4,533,145
Increase based on ASC 718 fair value of awards granted during the year that vested during the year, determined as of vesting date	—	—	—	—	—	—	—	—	—	—
Increase / (deduction) for awards granted during prior year that were outstanding and unvested as of year end, determined based on change in ASC 718 fair value from prior year end to current year end	(4,431,955)	(673,926)	(8,671,507)	(356,644)	(10,955,590)	(2,231,046)	11,147,435	1,988,939	86,515	43,861
Increase / (deduction) for awards granted during prior year that vested during the year, determined based on change in ASC 718 fair value from prior year end to vesting date	(123,488)	(22,847)	(773,054)	(8,584)	(2,602,551)	(389,594)	(414,809)	(22,465)	(2,576,195)	(404,974)
Deduction of ASC 718 fair value of awards granted during prior year that were forfeited during current year, determined as of prior year end	—	—	(725,010)	—	—	—	(356,171)	(29,706)	—	—

Addition of any dividends or other earnings paid on equity awards during the year, prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the year	695,746	146,781	924,141	102,560	912,577	164,467	962,854	176,909	1,094,473	182,743
Total Adjustments	$(3,967,082)	$(857,035)	$(10,968,081)	$(618,683)	$(15,504,286)	$(2,983,164)	$17,749,010	$3,406,194	$(1,631,388)	$(6,455)
Our compensation "actually paid" is heavily influenced by the fair value of equity awards from year to year. As stock price volatility and fluctuations in the stock market impact the valuations of our awards, our resulting compensation “actually paid” to our PEO and our Non-PEO NEOs can be higher or lower (or even negative, as shown for 2022 through 2024), than the figures disclosed in the summary compensation table. This is particularly true for our PEO, whose equity awards made up approximately 82% of total compensation for 2020 through 2023, and therefore have a significant impact on our overall "actually paid" compensation.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income	(1) 2023 Net Income was ($213,300), which is not reflected in the chart above due to size restrictions.
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Performance Measures	Year Ended December 31, 2024	Methodology Used to Calculate Financial Performance Measures	Reconciliations to Non-GAAP Financial Measures
Financial
Core FFO growth	$6.81	FFO is a standard operating performance measure for REITs and is defined by Nareit as GAAP net income (loss), excluding gains (or losses) from sales of certain real estate assets, plus real estate related depreciation and amortization, impairments of certain real estate assets and investments, and after adjustments for nonconsolidated partnerships and joint ventures. Core FFO is a primary operating measure in our publicly-reported earnings results, and is defined as FFO excluding certain gain and loss items that management considers unrelated to the operational and financial performance of our core business.	Refer to Appendix C for the reconciliation of Net Income to Core FFO
Same Property combined NOI growth - MH, RV, Marina, and UK	4.3%	NOI is calculated by deducting direct property operating expenses from property operating revenues, thereby providing a measure of the actual operating performance of our properties. Same Properties are primarily those properties that we have owned and operated continuously since January 1, 2023	Refer to (1) Appendix C for the reconciliation of Net Income to NOI and (2) table below for the breakdown of NOI
Non-Financial
Sustainability initiatives	Excelled	Performance is based on implementation and progress towards long-term commitments, including diversity, equity and inclusion goals and long-term carbon reduction goals.	N/A

Total Shareholder Return Amount	$ 92.68	97.75	101.62	145.84	103.58
Peer Group Total Shareholder Return Amount	118.20	104.78	97.44	142.12	89.74
Net Income (Loss)	$ 93,900,000	$ (213,300,000)	$ 242,000,000	$ 380,200,000	$ 131,600,000
Company Selected Measure Amount	6.81	7.10	7.35	6.51	5.09
PEO Name	Gary A. Shiffman
Additional 402(v) Disclosure	This calculation assumes a $100.00 investment on December 31, 2019, a reinvestment of distributions and actual increase of the market value of our common stock relative to an initial investment of $100.00.Net Income / (loss) attributable to Sun Communities, Inc. common shareholders.
Measure:: 1
Pay vs Performance Disclosure
Name	Core FFO growth
Measure:: 2
Pay vs Performance Disclosure
Name	Same Property combined NOI growth - MH, RV, Marina, and UK
Measure:: 3
Pay vs Performance Disclosure
Name	Sustainability initiatives
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,967,082)	$ (10,968,081)	$ (15,504,286)	$ 17,749,010	$ (1,631,388)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(558,688)	(9,283,660)	(12,395,450)	(11,171,661)	(9,208,679)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	451,303	7,561,009	9,536,728	17,581,362	8,972,498
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,431,955)	(8,671,507)	(10,955,590)	11,147,435	86,515
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(123,488)	(773,054)	(2,602,551)	(414,809)	(2,576,195)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(725,010)	0	(356,171)	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	695,746	924,141	912,577	962,854	1,094,473
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(857,035)	(618,683)	(2,983,164)	3,406,194	(6,455)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,027,585)	(1,918,623)	(2,284,748)	(2,877,390)	(4,361,230)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,720,542	1,562,608	1,757,757	4,169,907	4,533,145
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(673,926)	(356,644)	(2,231,046)	1,988,939	43,861
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(22,847)	(8,584)	(389,594)	(22,465)	(404,974)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	(29,706)	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 146,781	$ 102,560	$ 164,467	$ 176,909	$ 182,743